Touchstone Ultra Short Income ETF Investment Objectives and Goals - Touchstone Ultra Short Income ETF	Dec. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Touchstone Ultra Short Income ETF Summary
Objective [Heading]	The Fund’s Investment Goal
Objective, Primary [Text Block]	The Touchstone Ultra Short Income ETF (the “Fund”) seeks maximum total return consistent with the preservation of capital.